Quarterly Report
December 31, 2024
MFS®  Massachusetts
Municipal Bond Fund
MMA-Q3

Portfolio of Investments
12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.9%
Airport Revenue – 5.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$254,775
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	233,986
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,078,067
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,846,687
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,039,291
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,622,121
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,513,161
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,074,401
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,140,664
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,675,000	1,745,914
		$21,549,067
General Obligations - General Purpose – 14.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$705,000	$630,676
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	1,740,000	1,668,079
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,409,428
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “A”, 5%, 5/01/2053	2,130,000	2,261,791
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2048	2,000,000	2,155,048
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 8/01/2053	2,930,000	3,133,653
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,098,883
Commonwealth of Massachusetts, General Obligation, “B”, 4%, 5/01/2045	2,000,000	1,960,543
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	156,003	166,180
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	343,525	375,677
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	143,685	141,501
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	282,284	275,182
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	110,848	106,895
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	150,711	142,500
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	516,737	479,862
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	184,909	125,086
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,184,854
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,219,206
Holyoke, MA, General Obligation, 5.875%, 4/11/2025	3,000,000	3,018,311
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2034	1,125,000	1,176,875
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,654,750
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,325,620
Lowell, MA, General Obligation State Qualified Municipal Purpose Loan, 4.25%, 9/01/2053	3,000,000	2,968,259
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2039	1,090,000	1,124,502
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2040	1,125,000	1,152,587
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	1,021,071
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	3,000,000	2,906,780
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2025	350,000	355,658
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	689,164
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	790,943
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	730,277
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	743,082
Quincy, MA, General Obligation Bond Anticipation Notes, 5%, 7/25/2025	2,500,000	2,524,613
Quincy, MA, General Obligation, “B”, 5%, 7/01/2038	675,000	753,465
Quincy, MA, General Obligation, “B”, 5%, 7/01/2039	740,000	819,825
Quincy, MA, General Obligation, “B”, 5%, 7/01/2040	785,000	863,141
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	679,218
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	655,193
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	301,574
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	275,822
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	630,000	614,352
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	280,000	270,829

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	$395,000	$395,203
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	160,000	158,744
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,835,593
		$54,340,495
General Obligations - Schools – 0.6%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$1,056,087
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,286,987
		$2,343,074
Healthcare Revenue - Hospitals – 15.2%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$2,405,000	$2,561,543
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,960,000	1,859,020
Massachusetts Development Finance Agency Rev. (Atrius Health), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,567,990
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,000,916
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2043	2,855,000	2,922,137
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2048	3,115,000	3,162,203
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2036	635,000	677,127
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2037	850,000	903,013
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2038	700,000	740,831
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 5.25%, 7/01/2048	2,000,000	2,115,830
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,013,820
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,039,058
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,037,642
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 4%, 3/01/2054	2,500,000	2,406,557
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 5.25%, 3/01/2054	3,000,000	3,253,735
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	1,690,000	1,721,455
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	426,808
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	2,000,000	2,014,162
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	3,000,000	3,198,851
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,000,945
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046 (n)	1,000,000	1,016,001
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,833,689
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,512,873
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	1,500,000	1,491,066
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,304,276
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,865,922
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,030,276
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,008,941
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,825,122
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	1,946,505
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,075,000	3,871,060
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,120,000	2,046,068
		$58,375,442
Healthcare Revenue - Long Term Care – 1.2%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,250,000	$1,255,643
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	415,361	4
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	444,861
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	532,655
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	501,763
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	786,684
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,254,682
		$4,776,292

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.1%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.1%, 10/01/2045 (Put Date 3/03/2025)	$250,000	$250,005
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	165,000	164,984
		$414,989
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$456,090
Miscellaneous Revenue - Other – 2.3%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,044,773
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,043,160
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,033,818
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,180,000	1,218,763
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,059,139
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	142,978
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	950,541
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,526,580
		$9,019,752
Multi-Family Housing Revenue – 6.5%
Massachusetts Housing Finance Agency Housing, “B”, 4.125%, 12/01/2036	$3,000,000	$2,991,967
Massachusetts Housing Finance Agency Housing, “C”, 5.35%, 12/01/2049	75,000	75,019
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	3,000,000	2,961,712
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	941,242
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,897,828
Massachusetts Housing Finance Agency, “A-1”, 4.55%, 12/01/2044	1,000,000	1,000,432
Massachusetts Housing Finance Agency, “A-1”, 4.7%, 12/01/2049	800,000	803,722
Massachusetts Housing Finance Agency, “A-1”, 4.8%, 12/01/2054	1,000,000	1,007,455
Massachusetts Housing Finance Agency, “C-1”, 4.85%, 12/01/2043	1,000,000	1,018,168
Massachusetts Housing Finance Agency, “C-1”, 5.1%, 12/01/2048	1,000,000	1,017,162
Massachusetts Housing Finance Agency, “C-1”, 5.2%, 12/01/2053	1,000,000	1,029,064
Massachusetts Housing Finance Agency, “C-1”, 5.125%, 12/01/2057	3,000,000	3,073,033
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	823,986
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,632,743
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,425,825
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,190,566
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,087,750	1,080,230
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	994,842	1,002,393
San Antinio, TX, Housing Trust Public Facility Corp., Multifamily (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	140,000	138,384
		$25,110,931
Sales & Excise Tax Revenue – 5.3%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$255,000	$242,305
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,043,789
Massachusetts Bay Transportation Authority, Senior Sales Tax, “A”, 5.25%, 7/01/2052	4,000,000	4,396,542
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,183,400
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,874
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	73,000	73,018
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	239,000	235,432
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,806,000	3,791,767
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	597,000	588,818
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	256,000	253,056
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,179,000	2,140,007
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	22,000	18,459
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,059,000	813,973

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	$1,011,000	$711,862
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	475,000	152,799
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	585,000	565,988
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	360,000	348,300
		$20,564,389
Secondary Schools – 2.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$290,000	$267,201
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,004,838
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	986,315
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	501,479
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,017,940
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,005,762
Massachusetts Development Finance Agency Rev. (Middlesex School), 4.25%, 7/01/2054	1,350,000	1,281,904
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	231,001
Massachusetts Development Finance Agency Rev. (Sabis International Charter School), 5%, 4/15/2033	2,000,000	2,001,230
		$8,297,670
Single Family Housing - State – 4.4%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$295,000	$294,901
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	347,079
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	460,656
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	1,910,000	1,915,142
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	347,238
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	805,000	780,609
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	3,780,000	3,985,250
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.3%, 6/01/2025	475,000	475,996
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.35%, 12/01/2025	525,000	527,811
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.45%, 6/01/2026	315,000	317,900
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.5%, 12/01/2044	1,250,000	1,242,922
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.7%, 12/01/2049	2,750,000	2,766,606
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.5%, 12/01/2049	630,000	615,805
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.55%, 12/01/2054	500,000	491,854
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,439,066
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.7%, 12/01/2033	500,000	525,680
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.75%, 12/01/2034	560,000	585,218
		$17,119,733
Student Loan Revenue – 5.8%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,456,109
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,357,067
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2031	1,000,000	1,058,346
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	2,105,000	1,814,501
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 4.25%, 7/01/2044	3,000,000	2,910,285
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,450,000	1,536,813
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2046	2,250,000	1,990,627
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,360,416
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,000,000	1,382,565
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,540,538
Massachusetts Educational Financing Authority, Educational Loan Rev., “N”, 4.25%, 7/01/2032	1,800,000	1,780,650
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,330,000	1,306,988
		$22,494,905
Tax - Other – 0.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,670,000	$1,728,925
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	270,000	277,528
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	710,000	762,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	$120,000	$121,472
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	370,060
		$3,260,147
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$24,684
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	31,000	31,416
		$56,100
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,290,000	$1,123,601
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	505,000	447,558
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,085,000	982,653
		$2,553,812
Toll Roads – 0.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,062,481
Transportation – 1.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2053	$4,000,000	$4,286,958
Transportation - Special Tax – 4.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$2,914,689
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,089,870
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2049	3,000,000	3,216,105
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, VRDN, 3.65%, 3/01/2030	6,435,000	6,435,000
		$15,655,664
Universities - Colleges – 18.1%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	$2,830,000	$2,164,362
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	3,015,000	3,215,732
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,826,163
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2040	850,000	928,612
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2042	950,000	1,029,617
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 4.125%, 11/01/2043	1,250,000	1,231,757
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	975,861
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	851,977
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	626,183
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	339,765
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,674,633
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,524,852
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	882,928
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	4,580,000	4,581,355
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	729,838
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,847,333
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,017,519
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	1,993,000
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,154,698
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	197,902
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	1,000,451
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,302,803
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2042	475,000	432,204
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2050	1,825,000	1,576,563
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,167,280
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2042	2,000,000	2,220,596
Massachusetts Development Finance Agency Rev. (Simmons University), “H”, SYNCORA, 5.25%, 10/01/2026	970,000	986,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	$2,000,000	$2,005,756
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	3,000,000	2,392,565
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	815,164
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,096,669
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	1,988,553
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,116,169
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,649,354
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,005,708
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,420,579
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,845,455
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,064,588
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,455,090
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “I”, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,200,000	2,158,109
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	240,000	240,180
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,067
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,201
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	474,448
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,521,879
		$69,895,884
Universities - Dormitories – 0.6%
Massachusetts Development Finance Agency Rev., CHF Merrimack, Inc. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	$1,200,000	$1,202,157
Massachusetts Development Finance Agency Rev., CHF Merrimack, Inc. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	1,100,000	1,086,343
		$2,288,500
Utilities - Municipal Owned – 0.5%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$315,000	$170,100
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	275,400
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	432,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	162,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	72,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	224,100
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	385,000	377,693
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,456
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	118,800
		$1,867,449
Utilities - Other – 3.6%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$2,250,000	$2,390,147
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,200,000	1,282,855
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,174,457
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	2,933,280
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,356,119
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,610,000	1,632,786
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,082,237
		$13,851,881
Water & Sewer Utility Revenue – 1.6%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$467,290
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,360,818
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,347,754
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2042	430,000	477,101
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2043	750,000	827,267

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	$595,000	$659,442
		$6,139,672
Total Municipal Bonds		$365,781,377
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$576,953
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,091,045	316,403
Total Bonds		$893,356
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$594,447	$364,099
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 4.49% (v)	10,672,594	$10,674,729

Other Assets, Less Liabilities – 2.0%		7,843,311
Net Assets – 100.0%		$385,556,872
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,674,729 and $367,038,832, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,253,922, representing 1.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$366,145,476	$—	$366,145,476
U.S. Corporate Bonds	—	893,356	—	893,356
Investment Companies	10,674,729	—	—	10,674,729
Total	$10,674,729	$367,038,832	$—	$377,713,561
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,318,999	$69,851,979	$68,496,564	$419	$(104)	$10,674,729
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$447,492	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2024, are as follows:
Massachusetts	81.0%
Puerto Rico	3.5%
California	2.0%
Illinois	1.6%
Alabama	1.4%
Tennessee	1.3%
New York	1.2%
Texas	0.9%
Connecticut	0.7%
Ohio	0.4%
Pennsylvania	0.4%
Guam	0.3%
New Hampshire	0.3%
New Jersey	0.3%
North Carolina	0.3%
South Carolina	0.3%
Virginia	0.2%
Wisconsin	0.2%
Colorado	0.1%
Washington DC	0.1%
Maryland (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.